Equity settled share-based payments - Number of restricted shares and the respective weighted-average grant date fair value (Details)	42 Months Ended
Dec. 31, 2025 shares $ / shares
Equity settled share-based payments
Number of shares, outstanding at the beginning | shares	2,540,420
Number of shares, vested during the year | shares	(2,496,668)
Number of shares, forfeited during the year | shares	(43,752)
Weighted-average exercise price, outstanding at the beginning (in dollars per share)	$ 0.036
Weighted-average exercise price, vested during the year (in dollars per share)	0.036
Weighted-average exercise price, forfeited during the year (in dollars per share)	0.036
Weighted-average grant date fair value, outstanding at the beginning (in dollars per share)	7.67
Weighted-average grant date fair value, vested during the year (in dollars per share)	7.67
Weighted-average grant date fair value, forfeited during the year (in dollars per share)	$ 7.67
Restricted shares
Equity settled share-based payments
Number of shares, outstanding at the end | shares	85,016,800